Property and Equipment	3 Months Ended
Apr. 30, 2013
Property and Equipment
Property and Equipment

(4) Property and Equipment

        Property and equipment are stated at cost, net of accumulated depreciation and amortization. These assets are depreciated and amortized using the straight line method over their estimated useful lives with the exception of leasehold improvements which is depreciated over the shorter of the useful life of the asset or the related lease term. As of January 31, 2012 and 2013 and April 30, 2013, property and equipment consisted of the following (in thousands):

	January 31,
			April 30, 2013
	2012	2013
			(unaudited)
Computers, peripherals, and software	$4,760	$6,011	$9,964
Office furniture and equipment	923	1,332	1,423
Leasehold improvements	1,050	1,371	1,387

	6,733	8,714	12,774
Less accumulated depreciation and amortization	(3,489)	(4,558)	(5,192)

	$3,244	$4,156	$7,582

        Depreciation and amortization expense related to property and equipment and other assets totaled $1.1 million, $1.9 million and $1.9 million for the fiscal years ended January 31, 2011, 2012 and 2013, respectively, and $0.4 million and $0.6 million for the three months ended April 30, 2012 and 2013, respectively.